Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment and geographic information
Net revenue		¥ 339,415	¥ 347,503	¥ 688,443	¥ 762,537
Unrealized gain (loss) on investments in equity securities held for operating purposes		7,580	(10,899)	(2,968)	(1,901)
Consolidated net revenue	[1]	346,995	336,604	685,475	760,636
Non-interest expenses		265,221	316,727	540,936	634,747
Unrealized gain on investments in equity securities held for operating purposes
Consolidated non-interest expenses		265,221	316,727	540,936	634,747
Income before income taxes		74,194	30,776	147,507	127,790
Unrealized gain (loss) on investments in equity securities held for operating purposes		7,580	(10,899)	(2,968)	(1,901)
Consolidated income before income taxes		¥ 81,774	¥ 19,877	¥ 144,539	¥ 125,889

[1]	There is no revenue derived from transactions with a single major external customer.